UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Multi-Market Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 107.1%
Consumer Discretionary 18.8%
AMC Entertainment, Inc., 8.75%, 6/1/2019		735,000	804,825
AMC Networks, Inc., 7.75%, 7/15/2021		130,000	147,225
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	264,562
8.375%, 11/15/2020		300,000	331,500
AutoNation, Inc., 6.75%, 4/15/2018		370,000	415,325
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		365,000	394,200
9.625%, 3/15/2018		160,000	177,600
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		95,000	93,813
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	610,450
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		695,000	736,700
Cablevision Systems Corp.:
7.75%, 4/15/2018		1,855,000	2,008,037
8.0%, 4/15/2020		85,000	94,138
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		575,000	567,094
10.0%, 12/15/2018		295,000	185,850
11.25%, 6/1/2017		1,745,000	1,880,237
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		320,000	332,800
CCO Holdings LLC:
5.25%, 9/30/2022		2,035,000	2,014,650
6.625%, 1/31/2022		675,000	730,687
7.0%, 1/15/2019		165,000	179,438
7.25%, 10/30/2017		1,575,000	1,724,625
7.375%, 6/1/2020		85,000	94,350
7.875%, 4/30/2018		4,645,000	5,039,825
8.125%, 4/30/2020		95,000	106,875
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,500,000	2,684,375
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		110,000	111,100
Clear Channel Communications, Inc., 9.0%, 3/1/2021		100,000	85,750
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625%, 3/15/2020		85,000	81,175
Series B, 7.625%, 3/15/2020		865,000	839,050
Series A, 9.25%, 12/15/2017		115,000	124,488
Series B, 9.25%, 12/15/2017		175,000	190,094
Crown Media Holdings, Inc., 10.5%, 7/15/2019		215,000	237,038
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		185,000	174,825
DineEquity, Inc., 9.5%, 10/30/2018		415,000	465,837
DISH DBS Corp.:
144A, 4.625%, 7/15/2017		1,160,000	1,171,600
6.625%, 10/1/2014		355,000	383,844
6.75%, 6/1/2021		110,000	117,150
7.125%, 2/1/2016		345,000	379,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		290,000	181
Harron Communications LP, 144A, 9.125%, 4/1/2020		425,000	460,062
Hertz Corp.:
6.75%, 4/15/2019		120,000	126,000
144A, 6.75%, 4/15/2019		330,000	346,500
7.5%, 10/15/2018		1,195,000	1,289,106
Lear Corp.:
7.875%, 3/15/2018		130,000	142,513
8.125%, 3/15/2020		135,000	151,875
Levi Strauss & Co., 7.625%, 5/15/2020		480,000	511,800
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		190,000	202,588
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	259,037
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		390,000	434,850
Mediacom Broadband LLC:
144A, 6.375%, 4/1/2023		610,000	608,475
8.5%, 10/15/2015		251,000	256,334
Mediacom LLC:
7.25%, 2/15/2022		165,000	175,106
9.125%, 8/15/2019		530,000	589,625
MGM Resorts International:
7.5%, 6/1/2016		140,000	146,125
7.625%, 1/15/2017		390,000	403,162
144A, 8.625%, 2/1/2019		1,285,000	1,368,525
9.0%, 3/15/2020		590,000	658,587
10.0%, 11/1/2016		160,000	178,200
10.375%, 5/15/2014		275,000	312,125
11.125%, 11/15/2017		345,000	383,812
Michaels Stores, Inc., 13.0%, 11/1/2016		56,000	59,291
National CineMedia LLC:
144A, 6.0%, 4/15/2022		320,000	332,800
7.875%, 7/15/2021		360,000	389,700
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	616,900
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	298,537
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		440,000	448,800
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		225,000	250,313
Regal Entertainment Group, 9.125%, 8/15/2018		250,000	278,750
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	363,000
144A, 7.804%, 10/1/2020		495,000	499,430
Sirius XM Radio, Inc.:
144A, 5.25%, 8/15/2022		145,000	145,000
144A, 8.75%, 4/1/2015		425,000	484,500
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022		150,000	159,938
Series B, 9.0%, 3/15/2018		350,000	382,375
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	261,950
UCI International, Inc., 8.625%, 2/15/2019		165,000	164,794
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		300,000	328,875
144A, 8.125%, 12/1/2017		1,545,000	1,672,462
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	862,206
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	87,763
144A, 7.875%, 11/1/2020		185,000	198,413
144A, 8.5%, 5/15/2021		105,000	106,313
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	715,000	980,266
144A, 9.75%, 4/15/2018	EUR	595,000	800,778
Videotron Ltd., 9.125%, 4/15/2018		310,000	337,900
Visant Corp., 10.0%, 10/1/2017		305,000	301,950
Visteon Corp., 6.75%, 4/15/2019		610,000	619,912
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		240,000	254,400

			46,672,536
Consumer Staples 2.7%
Alliance One International, Inc., 10.0%, 7/15/2016		195,000	198,169
B&G Foods, Inc., 7.625%, 1/15/2018		340,000	368,687
Central Garden & Pet Co., 8.25%, 3/1/2018		140,000	146,300
Constellation Brands, Inc.:
6.0%, 5/1/2022		150,000	168,563
8.375%, 12/15/2014		810,000	921,375
Darling International, Inc., 8.5%, 12/15/2018		620,000	702,150
Del Monte Corp., 7.625%, 2/15/2019		580,000	579,275
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		135,000	141,075
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	309,375
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		240,000	229,200
NBTY, Inc., 9.0%, 10/1/2018		185,000	206,738
Pilgrim's Pride Corp., 7.875%, 12/15/2018		220,000	209,275
Smithfield Foods, Inc.:
6.625%, 8/15/2022		375,000	383,906
7.75%, 7/1/2017		590,000	658,587
SUPERVALU, Inc., 8.0%, 5/1/2016		245,000	219,275
Tops Holding Corp., 10.125%, 10/15/2015		440,000	464,475
TreeHouse Foods, Inc., 7.75%, 3/1/2018		370,000	403,300
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		290,000	296,525

			6,606,250
Energy 13.4%
Access Midstream Partners LP, 6.125%, 7/15/2022		500,000	518,750
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		500,000	450,000
Arch Coal, Inc.:
7.0%, 6/15/2019		165,000	149,325
7.25%, 10/1/2020		150,000	135,750
7.25%, 6/15/2021		265,000	239,163
Berry Petroleum Co.:
6.75%, 11/1/2020		330,000	353,100
10.25%, 6/1/2014		325,000	364,000
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		150,000	161,250
Chesapeake Energy Corp.:
6.875%, 11/15/2020		255,000	264,563
7.25%, 12/15/2018		1,975,000	2,068,812
9.5%, 2/15/2015		3,540,000	3,885,150
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		315,000	302,400
Cimarex Energy Co., 5.875%, 5/1/2022		315,000	337,050
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	431,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		165,000	179,025
8.5%, 12/15/2019		165,000	183,150
CONSOL Energy, Inc.:
6.375%, 3/1/2021		125,000	123,750
8.0%, 4/1/2017		375,000	404,062
Continental Resources, Inc.:
144A, 5.0%, 9/15/2022		255,000	265,838
7.125%, 4/1/2021		230,000	257,600
7.375%, 10/1/2020		245,000	275,013
8.25%, 10/1/2019		110,000	124,300
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		860,000	872,900
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		155,000	154,225
8.875%, 2/15/2018		425,000	453,687
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		585,000	614,250
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		390,000	380,250
El Paso LLC, 7.25%, 6/1/2018		405,000	467,663
EP Energy LLC:
144A, 6.875%, 5/1/2019		520,000	557,700
144A, 7.75%, 9/1/2022		125,000	125,313
144A, 9.375%, 5/1/2020		120,000	130,500
EV Energy Partners LP, 8.0%, 4/15/2019		1,280,000	1,321,600
Frontier Oil Corp.:
6.875%, 11/15/2018		270,000	286,875
8.5%, 9/15/2016		140,000	146,132
Genesis Energy LP, 7.875%, 12/15/2018		335,000	352,588
Global Geophysical Services, Inc., 10.5%, 5/1/2017		475,000	438,187
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		230,000	234,600
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		165,000	172,425
8.25%, 3/15/2018		410,000	443,825
HollyFrontier Corp., 9.875%, 6/15/2017		620,000	680,450
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		245,000	260,313
Linn Energy LLC:
144A, 6.25%, 11/1/2019		855,000	844,312
144A, 6.5%, 5/15/2019		185,000	184,075
MarkWest Energy Partners LP, 5.5%, 2/15/2023		375,000	383,437
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		595,000	620,287
144A, 6.5%, 3/15/2021		325,000	342,063
Newfield Exploration Co.:
5.75%, 1/30/2022		615,000	673,425
7.125%, 5/15/2018		955,000	1,009,912
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		805,000	821,100
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		240,000	244,800
7.25%, 2/1/2019		750,000	791,250
Offshore Group Investment Ltd.:
11.5%, 8/1/2015		25,000	27,625
144A, 11.5%, 8/1/2015		70,000	77,350
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		220,000	187,000
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		200,000	204,500
144A, 6.25%, 11/15/2021		230,000	234,025
Plains Exploration & Production Co.:
6.125%, 6/15/2019		345,000	363,975
6.75%, 2/1/2022		760,000	820,800
7.625%, 6/1/2018		465,000	499,875
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	553,700
Regency Energy Partners LP, 6.875%, 12/1/2018		275,000	297,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		145,000	155,150
SandRidge Energy, Inc., 7.5%, 3/15/2021		180,000	182,250
SESI LLC:
6.375%, 5/1/2019		335,000	355,100
7.125%, 12/15/2021		1,050,000	1,168,125
Stone Energy Corp., 8.625%, 2/1/2017		390,000	409,500
Swift Energy Co., 7.875%, 3/1/2022		625,000	650,000
Venoco, Inc., 8.875%, 2/15/2019		410,000	366,950
WPX Energy, Inc.:
5.25%, 1/15/2017		670,000	705,175
6.0%, 1/15/2022		490,000	519,400

			33,258,945
Financials 19.8%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		360,000	311,400
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017		1,040,000	1,060,800
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	496,200
Ally Financial, Inc.:
4.625%, 6/26/2015		1,400,000	1,436,767
5.5%, 2/15/2017		580,000	603,263
6.25%, 12/1/2017		740,000	799,575
8.0%, 3/15/2020		870,000	1,017,900
8.3%, 2/12/2015		280,000	310,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	175,725
7.0%, 5/20/2022		165,000	176,138
Antero Resources Finance Corp.:
7.25%, 8/1/2019		415,000	443,012
9.375%, 12/1/2017		560,000	617,400
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		680,520	717,949
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,420,000	1,498,100
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	454,125
Case New Holland, Inc., 7.875%, 12/1/2017		830,000	975,250
CIT Group, Inc.:
4.25%, 8/15/2017		1,850,000	1,876,120
144A, 4.75%, 2/15/2015		2,455,000	2,553,200
5.0%, 5/15/2017		300,000	312,750
5.25%, 3/15/2018		835,000	870,487
144A, 7.0%, 5/2/2017		525,958	526,484
DPL, Inc., 144A, 6.5%, 10/15/2016		1,885,000	2,073,500
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		495,000	546,975
E*TRADE Financial Corp.:
6.75%, 6/1/2016		520,000	540,800
12.5%, 11/30/2017		963,000	1,099,024
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		160,000	166,400
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		585,000	629,626
5.875%, 8/2/2021		430,000	474,895
6.625%, 8/15/2017		465,000	534,556
8.125%, 1/15/2020		1,410,000	1,745,800
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		330,000	352,687
144A, 5.875%, 1/31/2022		285,000	302,812
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		255,000	268,706
144A, 6.5%, 9/15/2018		170,000	190,613
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	345,375
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	278,431	210
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		145,000	146,450
8.875%, 2/1/2018		2,260,000	2,276,950
International Lease Finance Corp.:
5.75%, 5/15/2016		155,000	161,736
6.25%, 5/15/2019		390,000	407,550
8.625%, 9/15/2015		300,000	336,375
8.625%, 1/15/2022		460,000	541,650
8.75%, 3/15/2017		1,365,000	1,579,987
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	650,526
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	980,212
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		340,000	338,300
8.125%, 7/1/2019		290,000	303,775
8.625%, 7/15/2020		240,000	256,800
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		270,000	284,850
(REIT), 6.875%, 5/1/2021		415,000	451,312
National Money Mart Co., 10.375%, 12/15/2016		450,000	502,312
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		245,000	259,088
144A, 5.875%, 3/15/2022		405,000	430,312
NII Capital Corp., 7.625%, 4/1/2021		285,000	220,163
Nuveen Investments, Inc., 10.5%, 11/15/2015		700,000	712,250
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		700,000	742,000
9.25%, 4/1/2015		291,000	298,639
Reynolds Group Issuer, Inc.:
6.875%, 2/15/2021		760,000	822,700
7.125%, 4/15/2019		1,355,000	1,460,012
8.25%, 2/15/2021		155,000	152,288
8.5%, 5/15/2018		100,000	101,250
9.0%, 4/15/2019		165,000	167,681
9.875%, 8/15/2019		100,000	105,750
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		610,000	660,325
144A, 7.75%, 2/15/2017	EUR	430,000	584,133
144A, 8.5%, 2/15/2019		255,000	279,863
144A, 8.75%, 2/15/2019	EUR	100,000	138,986
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		360,000	396,900
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		365,000	368,650
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		255,000	269,663
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		320,000	348,800
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		550,000	581,625
144A, 7.375%, 5/15/2020		455,000	482,300
144A, 7.625%, 4/15/2022		455,000	491,400
10.875%, 6/15/2016		340,000	380,375
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		774,000	864,945
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		1,645,000	1,793,050
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		365,000	335,800

			49,173,157
Health Care 7.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		730,000	759,200
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,660,000	1,711,875
7.125%, 7/15/2020		600,000	628,500
HCA Holdings, Inc., 7.75%, 5/15/2021		805,000	875,437
HCA, Inc.:
5.875%, 3/15/2022		415,000	441,456
6.5%, 2/15/2020		2,865,000	3,147,919
7.5%, 2/15/2022		1,245,000	1,385,062
7.875%, 2/15/2020		3,805,000	4,247,331
8.5%, 4/15/2019		270,000	304,425
9.875%, 2/15/2017		328,000	354,240
Hologic, Inc., 144A, 6.25%, 8/1/2020		300,000	317,625
Mylan, Inc.:
144A, 7.625%, 7/15/2017		1,945,000	2,158,950
144A, 7.875%, 7/15/2020		190,000	214,700
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		240,000	259,200
STHI Holding Corp., 144A, 8.0%, 3/15/2018		240,000	255,600
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,905,000	2,068,116
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		545,000	587,238

			19,716,874
Industrials 7.1%
Accuride Corp., 9.5%, 8/1/2018		310,000	313,875
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	721,819
Air Lease Corp., 144A, 5.625%, 4/1/2017		685,000	683,287
ARAMARK Corp., 8.5%, 2/1/2015		525,000	538,130
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		75,000	76,782
BE Aerospace, Inc., 6.875%, 10/1/2020		235,000	259,969
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	506,263
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		485,000	491,063
144A, 7.75%, 3/15/2020		1,700,000	1,912,500
Briggs & Stratton Corp., 6.875%, 12/15/2020		275,000	298,375
Casella Waste Systems, Inc., 7.75%, 2/15/2019		785,000	777,150
Cenveo Corp., 8.875%, 2/1/2018		865,000	787,150
CHC Helicopter SA, 9.25%, 10/15/2020		475,000	484,500
Ducommun, Inc., 9.75%, 7/15/2018		250,000	261,563
DynCorp International, Inc., 10.375%, 7/1/2017		635,000	536,575
Florida East Coast Railway Corp., 8.125%, 2/1/2017		155,000	162,750
FTI Consulting, Inc., 6.75%, 10/1/2020		1,095,000	1,168,912
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	247,925
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		410,000	438,700
7.125%, 3/15/2021		85,000	92,013
Interline Brands, Inc., 7.0%, 11/15/2018		395,000	420,181
Iron Mountain, Inc., 5.75%, 8/15/2024		515,000	520,150
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		850,000	947,750
Meritor, Inc.:
8.125%, 9/15/2015		205,000	212,431
10.625%, 3/15/2018		225,000	233,156
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		530,000	462,425
144A, 8.875%, 11/1/2017		175,000	176,531
Navios South American Logistics, Inc., 9.25%, 4/15/2019		205,000	189,625
Nortek, Inc., 8.5%, 4/15/2021		510,000	541,875
Ply Gem Industries, Inc., 13.125%, 7/15/2014		105,000	109,200
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		885,000	973,500
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		330,000	358,875
7.5%, 10/1/2017		230,000	249,550
Titan International, Inc., 7.875%, 10/1/2017		685,000	717,537
TransDigm, Inc., 7.75%, 12/15/2018		500,000	556,875
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	203,500

			17,632,462
Information Technology 5.0%
Aspect Software, Inc., 10.625%, 5/15/2017		460,000	478,400
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,150,000	1,052,250
CDW LLC, 8.5%, 4/1/2019		625,000	684,375
CommScope, Inc., 144A, 8.25%, 1/15/2019		665,000	712,381
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	213,850
Equinix, Inc.:
7.0%, 7/15/2021		335,000	376,038
8.125%, 3/1/2018		1,100,000	1,221,000
Fidelity National Information Services, Inc.:
5.0%, 3/15/2022		165,000	171,600
7.625%, 7/15/2017		85,000	93,500
First Data Corp.:
144A, 6.75%, 11/1/2020		145,000	143,913
144A, 7.375%, 6/15/2019		365,000	376,862
144A, 8.875%, 8/15/2020		635,000	692,150
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,520,000	1,645,400
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		700,000	749,875
7.625%, 6/15/2021		335,000	370,175
Jabil Circuit, Inc.:
5.625%, 12/15/2020		400,000	431,000
7.75%, 7/15/2016		135,000	155,925
MasTec, Inc., 7.625%, 2/1/2017		370,000	384,800
Nuance Communications, Inc., 144A, 5.375%, 8/15/2020		255,000	260,738
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		175,000	175,875
Seagate HDD Cayman, 7.0%, 11/1/2021		100,000	107,000
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		420,000	443,100
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,355,000	1,387,181
ViaSat, Inc., 6.875%, 6/15/2020		80,000	82,100

			12,409,488
Materials 13.5%
Aleris International, Inc., 7.625%, 2/15/2018		155,000	161,588
APERAM:
144A, 7.375%, 4/1/2016		305,000	266,113
144A, 7.75%, 4/1/2018		365,000	302,950
Appleton Papers, Inc., 11.25%, 12/15/2015		106,000	106,000
Ball Corp., 7.375%, 9/1/2019		170,000	189,975
Berry Plastics Corp.:
5.205% **, 2/15/2015		1,965,000	1,965,982
8.25%, 11/15/2015		745,000	784,112
9.5%, 5/15/2018		235,000	253,800
9.75%, 1/15/2021		305,000	337,788
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	160,000	197,223
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		176,074	178,715
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		135,000	122,513
Clearwater Paper Corp., 7.125%, 11/1/2018		515,000	562,637
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	352,625
Crown Americas LLC:
6.25%, 2/1/2021		70,000	77,350
7.625%, 5/15/2017		1,590,000	1,709,250
CSN Resources SA, 144A, 6.5%, 7/21/2020		2,190,000	2,365,200
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,770,000	1,716,900
144A, 9.875%, 6/15/2015		345,000	277,725
Exopack Holding Corp., 10.0%, 6/1/2018		335,000	328,300
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		490,000	461,825
144A, 6.875%, 4/1/2022		350,000	322,000
144A, 7.0%, 11/1/2015		580,000	569,850
144A, 8.25%, 11/1/2019		410,000	407,950
GEO Specialty Chemicals, Inc., 10.0%, 3/31/2015		421,120	420,615
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		90,000	100,350
9.5%, 6/15/2017		765,000	843,412
Greif, Inc., 7.75%, 8/1/2019		870,000	996,150
Huntsman International LLC:
8.625%, 3/15/2020		455,000	518,700
8.625%, 3/15/2021		185,000	211,825
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		195,000	206,700
JMC Steel Group, 144A, 8.25%, 3/15/2018		240,000	245,400
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		395,000	418,700
KGHM International Ltd., 144A, 7.75%, 6/15/2019		900,000	927,000
Koppers, Inc., 7.875%, 12/1/2019		490,000	535,325
Kraton Polymers LLC, 6.75%, 3/1/2019		325,000	333,125
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		245,000	253,575
LyondellBasell Industries NV:
5.0%, 4/15/2019		505,000	535,300
6.0%, 11/15/2021		155,000	176,700
Molycorp, Inc., 144A, 10.0%, 6/1/2020		310,000	294,500
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	255,000	211,688
Novelis, Inc.:
8.375%, 12/15/2017		1,190,000	1,314,950
8.75%, 12/15/2020		685,000	765,487
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	352,813
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		2,030,000	2,314,200
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	392,663
Polymer Group, Inc., 7.75%, 2/1/2019		415,000	445,087
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		370,000	380,175
Sealed Air Corp., 7.875%, 6/15/2017		2,360,000	2,542,900
United States Steel Corp., 7.375%, 4/1/2020		595,000	587,562
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	569,525
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,682,375
Vulcan Materials Co., 6.5%, 12/1/2016		845,000	908,375
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		62,955	61,633

			33,565,181
Telecommunication Services 14.7%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,091,125
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,680,000	1,797,600
8.375%, 10/15/2020		1,360,000	1,441,600
8.75%, 3/15/2018		1,185,000	1,196,850
CPI International, Inc., 8.0%, 2/15/2018		180,000	169,200
Cricket Communications, Inc.:
7.75%, 5/15/2016		1,825,000	1,925,375
7.75%, 10/15/2020		2,415,000	2,342,550
10.0%, 7/15/2015		495,000	511,087
Crown Castle International Corp., 7.125%, 11/1/2019		325,000	353,438
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		320,000	345,600
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	199,000
144A, 8.25%, 9/1/2017		2,015,000	2,135,900
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	281,038	106
Frontier Communications Corp.:
6.25%, 1/15/2013		224,000	227,920
7.125%, 1/15/2023		545,000	554,537
7.875%, 4/15/2015		56,000	62,300
8.25%, 4/15/2017		500,000	557,500
8.5%, 4/15/2020		665,000	741,475
8.75%, 4/15/2022		85,000	94,775
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		920,000	993,600
7.5%, 4/1/2021		1,220,000	1,323,700
8.5%, 11/1/2019		835,000	922,675
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,365,000	1,433,250
11.5%, 2/4/2017 (PIK)		2,955,468	3,103,241
iPCS, Inc., 2.57% **, 5/1/2013		115,000	114,138
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		45,000	45,900
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		810,000	838,350
7.875%, 9/1/2018		580,000	623,500
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		418,000	420,090
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	190,500
Qwest Communications International, Inc., 7.125%, 4/1/2018		3,380,000	3,594,630
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	107,670
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,950,000	3,009,000
9.125%, 3/1/2017		235,000	263,200
Syniverse Holdings, Inc., 9.125%, 1/15/2019		90,000	97,200
Telesat Canada, 144A, 6.0%, 5/15/2017		400,000	416,000
West Corp.:
7.875%, 1/15/2019		105,000	103,950
8.625%, 10/1/2018		50,000	50,750
Windstream Corp.:
7.0%, 3/15/2019		340,000	344,250
7.5%, 4/1/2023		465,000	471,975
7.75%, 10/15/2020		250,000	262,500
7.875%, 11/1/2017		1,155,000	1,256,062
8.125%, 9/1/2018		535,000	569,775
Zayo Group LLC, 8.125%, 1/1/2020		155,000	164,688

			36,468,532
Utilities 4.2%
AES Corp.:
7.75%, 10/15/2015		1,525,000	1,723,250
8.0%, 10/15/2017		255,000	297,713
8.0%, 6/1/2020		375,000	436,875
Calpine Corp.:
144A, 7.5%, 2/15/2021		640,000	710,400
144A, 7.875%, 7/31/2020		455,000	511,875
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	3,022,187
Edison Mission Energy, 7.0%, 5/15/2017		690,000	362,250
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		805,000	458,850
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		100,000	112,250
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		975,000	1,016,438
144A, 7.25%, 4/1/2016		185,000	207,200
NRG Energy, Inc.:
7.375%, 1/15/2017		1,145,000	1,190,800
7.625%, 1/15/2018		285,000	304,950
8.25%, 9/1/2020		90,000	96,975

			10,452,013

Total Corporate Bonds (Cost $253,324,280)			265,955,438
Government & Agency Obligations 16.9%
Other Government Related (b) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	889,350
Sovereign Bonds 16.6%
Dominican Republic, 144A, 7.5%, 5/6/2021		3,300,000	3,753,750
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,254,298
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	809	163
Republic of Croatia:
144A, 6.25%, 4/27/2017		1,065,000	1,124,384
144A, 6.375%, 3/24/2021		3,560,000	3,738,000
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,392,463
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	201,688
Republic of Lithuania:
144A, 5.125%, 9/14/2017		1,395,000	1,524,037
144A, 7.375%, 2/11/2020		1,450,000	1,765,375
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,784,500
Republic of Poland:
5.125%, 4/21/2021		3,710,000	4,303,600
6.375%, 7/15/2019		2,550,000	3,133,312
Republic of Serbia, 144A, 7.25%, 9/28/2021		1,740,000	1,748,700
Republic of South Africa, 6.875%, 5/27/2019		185,000	234,025
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)		685,000	1,063,463
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	951,025
Russian Federation:
144A, 5.0%, 4/29/2020		8,005,000	9,125,700
REG S, 7.5%, 3/31/2030		1,687,059	2,104,606

			41,203,089

Total Government & Agency Obligations (Cost $36,456,147)			42,092,439
Loan Participations and Assignments 13.4%
Senior Loans ** 12.1%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		49,712	23,116
Caesars Entertainment Operating Co., Term Loan B6, 5.486%, 1/26/2018		153,000	134,974
Clear Channel Communication, Inc., Term Loan B, 3.882%, 1/28/2016		372,389	290,233
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		4,441,550	4,446,103
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		495,000	498,094
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,409,376	1,395,282
First Data Corp., Term Loan B3, LIBOR plus 2.75%, 9/24/2014		1,210,000	1,196,865
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,530,000	2,526,838
Ineos U.S. Finance LLC, 6 Year Term Loan, 6.5%, 5/4/2018		1,536,150	1,542,394
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		3,990,000	3,996,643
Lord & Taylor Holdings LLC, Term Loan B, 6.75%, 1/11/2019		905,450	913,753
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		1,265,000	1,265,455
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		588,000	589,840
Pilot Travel Centers LLC:
Term Loan B, 4.25%, 3/30/2018		505,000	506,515
Term Loan B2, 4.25%, 8/7/2019		480,000	482,251
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		1,010,000	1,007,475
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		597,800	602,720
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,150,827	4,174,176
TowerCo Finance LLC, Term Loan B, 4.5%, 2/2/2017		493,750	494,572
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		2,072,293	2,088,271
Univision Communications, Inc., Term Loan, 4.48%, 3/31/2017		656,360	636,466
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		232,740	232,109
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		176,764	176,285
Term Loan B1, 4.25%, 3/15/2018		465,479	464,218
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		320,017	319,150

			30,003,798
Sovereign Loans 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,385,000	1,461,175
Sberbank of Russia, 144A, 6.125%, 2/7/2022		600,000	656,280
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,014,765

			3,132,220

Total Loan Participations and Assignments (Cost $32,825,335)			33,136,018
Convertible Bonds 0.4%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		235,000	377,175
Industrials 0.0%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026		90,000	79,088
Materials 0.2%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		428,424	418,442

Total Convertible Bonds (Cost $735,201)			874,705
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $445,063)		675,000	567,000

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (c) (Cost $15,000)	15	14,514

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Postmedia Network Canada Corp.*	5,121	7,143
Trump Entertainment Resorts, Inc.*	32	0
Vertis Holdings, Inc.*	294	0

		7,143
Industrials 0.0%
Congoleum Corp.*	7,900	0
Quad Graphics, Inc.	27	495

		495
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	2,672
GEO Specialty Chemicals, Inc. 144A*	649	243
Wolverine Tube, Inc.*	2,790	67,379

		70,294

Total Common Stocks (Cost $218,500)		77,932
Preferred Stock 0.1%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $281,325)	310	282,303
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	589	100
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	39,514	14,462
Hercules Trust II, Expiration Date 3/31/2029*	400	5,236

		19,698

Total Warrants (Cost $87,876)		19,798

	Contracts	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2016, Option Expiration Date 5/9/2016	300,000	10,173
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2016, Option Expiration Date 4/25/2016	900,000	29,127
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2016, Option Expiration Date 4/20/2016	900,000	27,480

Total Call Options Purchased (Cost $103,005)		66,780

	Shares	Value ($)
Cash Equivalents 2.3%
Central Cash Management Fund, 0.14% (d) (Cost $5,629,439)	5,629,439	5,629,439

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $330,121,171) †	140.4	348,716,366
Other Assets and Liabilities, Net	(1.3)	(3,365,283)
Notes Payable	(39.1)	(97,000,000)

Net Assets	100.0	248,351,083

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	49,712	USD	48,207	23,116
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	281,038	EUR	382,577	106
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	290,000	USD	292,813	181
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	278,431	EUR	79,885	210
					803,482	23,613

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2012.

†
The cost for federal income tax purposes was $331,096,978.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $17,619,388.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,090,935 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,471,547.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	15,000	14,514	0.006
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At August 31, 2012, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Fixed - 4.083% - Floating - LIBOR	5/11/2016 5/11/2026	300,000	5/9/2016	10,200	(7,453)
Fixed - 4.135% - Floating - LIBOR	4/27/2016 4/27/2026	900,000	4/25/2016	33,300	(21,315)
Fixed - 4.22% - Floating - LIBOR	4/22/2016 4/22/2026	900,000	4/20/2016	32,085	(20,131)
Total Call Options				75,585	(48,899)

Put Options
Fixed - 1.9% - Floating - LIBOR	4/24/2013 4/24/2023	900,000	4/22/2013	12,330	(24,929)
Fixed - 2.07% - Floating - LIBOR	5/10/2013 5/10/2043	300,000	5/8/2013	4,800	(7,235)
Fixed - 2.09% - Floating - LIBOR	4/25/2013 4/25/2043	900,000	4/23/2013	16,920	(21,540)
Total Put Options				34,050	(53,704)

Total				109,635	(102,603)

(e)	Unrealized appreciation on written options on interest rate swap contracts at August 31, 2012 was $7,032.
At August 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	1,285,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	66,345	(6,395)	72,740
6/21/2010 9/20/2015	1,555,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	141,884	(35,560)	177,444
12/20/2011 3/20/2017	565,0003	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	50,337	21,675	28,662
Total unrealized appreciation					278,846

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America
3	Credit Suisse

As of August 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	341,879	EUR	276,900	9/6/2012	6,427	Citigroup, Inc.
USD	356,790	EUR	292,200	9/6/2012	10,761	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					17,188

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	3,790,400	USD	4,635,015	9/6/2012	(132,838)	JPMorgan Chase Securities, Inc.
EUR	60,400	USD	74,891	9/6/2012	(1,085)	Citigroup, Inc.
Total unrealized depreciation					(133,923)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$265,473,190	$482,248	$265,955,438
Government & Agency Obligation	—	42,092,439	—	42,092,439
Loan Participations and Assignments	—	33,136,018	—	33,136,018
Convertible Bonds	—	456,263	418,442	874,705
Preferred Security	—	567,000	—	567,000
Other Investments	—	—	14,514	14,514
Common Stocks(h)	7,638	—	70,294	77,932
Preferred Stock	—	282,303	—	282,303
Warrants(h)	—	—	19,798	19,798
Short-Term Investments(h)	5,629,439	—	—	5,629,439
Derivatives(i)	—	362,814	—	362,814
Total	$5,637,077	$342,370,027	$1,005,296	$349,012,400
Liabilities
Derivatives(i)	$—	$(236,526)	$—	$(236,526)
Total	$—	$(236,526)	$—	$(236,526)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$278,846	$—	$—
Foreign Exchange Contracts	$—	$(116,735)	$—
Interest Rate Contracts	$—	$—	$(29,193)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012